Earnings (Loss) Per Share Amounts - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from the calculations of diluted earnings per share	173,048	117,916	0